Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Insurance	$ 329	$ 286
Other	8	6
Total	$ 337	$ 292